GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Allocation of Goodwill by Reportable Segment

The following table presents goodwill by reportable segment (in millions):

	Wireless	Enterprise	Broadband	Total
Goodwill, gross, as of December 31, 2013	$821.1	$659.5	$86.3	$1,566.9
Revisions to purchase price allocation	—	(5.7)	—	(5.7)
Foreign exchange	0.9	—	—	0.9

Goodwill, gross, as of March 31, 2014	822.0	653.8	86.3	1,562.1

Accumulated impairment charges as of January 1, 2014 and March 31, 2014	(80.2)	—	(36.2)	(116.4)

Goodwill, net, as of March 31, 2014	$741.8	$653.8	$50.1	$1,445.7

The following table presents the allocation of goodwill by reportable segment:

	Wireless	Enterprise	Broadband	Total
	(in millions)
Predecessor
Goodwill, net, as of January 1, 2011	$839.5	$20.9	$133.6	$994.0

Successor
Elimination of predecessor goodwill	(839.5)	(20.9)	(133.6)	(994.0)
Purchase price allocations	830.1	638.9	96.4	1,565.4
Foreign exchange	(1.3)	—	—	(1.3)

Goodwill, gross, as of December 31, 2011	828.8	638.9	96.4	1,564.1
Adjustments to purchase price allocations	(4.5)	(2.4)	(3.6)	(10.5)
Foreign exchange	0.5	—	—	0.5

Goodwill, gross, as of December 31, 2012	824.8	636.5	92.8	1,554.1
Preliminary purchase price allocations	—	23.0	—	23.0
Goodwill allocated to BiMetals sale	—	—	(6.5)	(6.5)
Foreign exchange	(3.7)	—	—	(3.7)

Goodwill, gross, as of December 31, 2013	$821.1	$659.5	$86.3	$1,566.9

Accumulated impairment charges at January 15, 2011	$—	$—	$—	$—
Impairment	(80.2)	—	—	(80.2)

Accumulated impairment charges as of December 31, 2011 and 2012	(80.2)	—	—	(80.2)
Impairment	—	—	(36.2)	(36.2)

Accumulated impairment charges as of December 31, 2013	$(80.2)	$—	$(36.2)	$(116.4)

Goodwill, net, as of December 31, 2013	$740.9	$659.5	$50.1	$1,450.5